Quarterly Information (Tables)	12 Months Ended
Jul. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly information (unaudited)

	Q1	Q2	Q3	Q4
Fiscal Year July 31, 2014:
Revenues, net	$-0-	$-0-	$-0-	$-0-
Operating Loss	$(1,443,051)	$(1,010,861)	$(1,242,849)	$(702,918)
Net Income/(Loss)	$530,094	$(3,186,290)	$270,923	$2,383,856
Net Loss available to common stockholders	$530,094	$(3,594,569)	$(1,149,127)	$2,153,856
Net Loss per share	$0.001	$(0.010)	$(0.002)	$0.003
Fiscal Year July 31, 2013:
Revenues, net	$-0-	$-0-	$-0-	$-0-
Operating Loss	$(1,940,031)	$(1,290,780)	$(1,433,640)	$(1,464,908)
Net Income/(Loss)	$(656,199)	$(5,640,985)	$1,297,448	$(3,554,586)
Net Loss available to common stockholders	$(758,496)	$(5,640,985)	$1,297,448	$(5,174,763)
Net Loss per share	$0.002	$(0.015)	$0.003	$(0.007)